Note Payable (Details Narrative) - USD ($)							2 Months Ended	3 Months Ended	6 Months Ended
	Jun. 19, 2020	Jun. 18, 2020	May 18, 2020	May 06, 2020	Jan. 15, 2020	Oct. 17, 2019	Jun. 05, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Gross proceeds from notes payable									$ 20,000
QRIDA Loan [Member]
Proceeds from loans				$ 160,410
Debt interest percentage				2.50%
Promissory Note [Member] | Lender [Member]
Debt interest percentage	6.00%
Debt instrument, face value	$ 230,332							$ 179,838	179,838
Debt description	The entire principal and interest upon the Promissory Note are due on June 19, 2021.
Due to related party								416	416
FirstFire Global Opportunities Fund LLC [Member] | 2019 Note [Member]
Debt instrument, face value											$ 92,500
FirstFire Global Opportunities Fund LLC [Member] | First Fire Global Opportunities Fund LLC [Member]
Debt instrument, face value					$ 85,250
Gross proceeds from notes payable					77,500
Debt, original issue discount					7,750
Legal fees					$ 2,500
Debt converted of shares, value			$ 15,450
Debt converted of shares			5,000
FirstFire Global Opportunities Fund LLC [Member] | First Fire Global Opportunities Fund LLC [Member] | Settlement of Both 2019 and 2020 Notes [Member]
Settled amount		$ 90,000
Gain (loss) on extinguishment of debt								$ 81,203	$ 81,203
FirstFire Global Opportunities Fund LLC [Member] | First Fire Global Opportunities Fund LLC [Member] | 2019 Note [Member]
Debt interest percentage						8.00%
Debt instrument, face value						$ 110,000
Gross proceeds from notes payable						100,000
Debt, original issue discount						10,000
Legal fees						$ 5,000
Debt description						(A) the amount to be redeemed multiplied by (B) 125%. In addition, upon an event of default, the conversion price would be the lower of (i) the Fixed Conversion Price or (ii) 75% of the lowest closing price of our common stock during the 10 trading days prior to the conversion date.
Paycheck Protection Program Loan [Member] | PPP Term Note [Member] | Comerica Bank [Member]
Debt interest percentage				1.00%
Debt instrument, face value				$ 20,000
Debt description							The PPP Term Note bears interest at a fixed annual rate of 1.00%, with the first six months of interest deferred. Beginning in November 2020, the Company will make 18 equal monthly payments of principal and interest with the final payment due in April 2022.